Pension Plans (Tables) (Pension Plans, Defined Benefit)	12 Months Ended
May 31, 2013
Pension Plans, Defined Benefit
Changes in Benefit Obligations and Plan Assets

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2013 and 2012, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2013	2012	2013	2012
Benefit obligation at beginning of year	$385,013	$288,532	$175,338	$161,632
Service cost	25,950	19,906	4,337	3,731
Interest cost	16,240	15,307	7,246	8,076
Benefits paid	(16,503)	(13,467)	(8,761)	(6,337)
Participant contributions			929	1,035
Acquisitions				880
Actuarial (gains)/losses	(8,014)	74,735	9,820	20,563
Settlements/Curtailments			(3,874)
Premiums paid			(127)	(161)
Currency exchange rate changes			1,085	(14,081)

Benefit Obligation at End of Year	$402,686	$385,013	$185,993	$175,338

Fair value of plan assets at beginning of year	$198,208	$212,215	$137,318	$141,639
Actual return on plan assets	35,708	(14,309)	15,859	3,987
Employer contributions	24,547	13,769	9,422	8,363
Participant contributions			929	1,035
Benefits paid	(16,503)	(13,467)	(8,761)	(6,337)
Premiums paid			(127)	(161)
Currency exchange rate changes			416	(11,208)

Fair Value of Plan Assets at End of Year	$241,960	$198,208	$155,056	$137,318

(Deficit) of plan assets versus benefit obligations at end of year	$(160,726)	$(186,805)	$(30,937)	$(38,020)
Net Amount Recognized	$(160,726)	$(186,805)	$(30,937)	$(38,020)

Accumulated Benefit Obligation	$340,742	$324,247	$173,586	$156,663

Relationship between Plans Benefit Obligations and Assets

The following table summarizes the relationship between our plans’ benefit obligations and assets:

	U.S. Plans
	2013		2012
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$402,686	$241,960	$385,013	$198,208
Plans with accumulated benefit obligation in excess of plan assets	340,742	241,960	324,247	198,208

	Non-U.S. Plans
	2013		2012
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligation in excess of plan assets	$185,993	$155,056	$174,358	$136,296
Plans with accumulated benefit obligation in excess of plan assets	94,423	70,642	83,465	62,902
Plans with assets in excess of projected benefit obligations			980	1,022
Plans with assets in excess of accumulated benefit obligations	79,163	84,414	73,198	74,416

Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2013 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2014:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(11,799)	$(2,493)
Prior service (costs)	$(334)	$(3)

Weighted-Average Actual and Target Allocation of Plan Assets

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation as of May 31, 2013	Actual Asset Allocation
(Dollars in millions)		2013	2012
Equity securities	55%	$146.2	$111.7
Fixed income securities	25%	74.1	64.4
Cash		3.9	4.5
Other	20%	17.8	17.6

Total assets	100%	$242.0	$198.2

	Non-U.S. Plans
(Dollars in millions)	Target Allocation as of May 31, 2013	Actual Asset Allocation
		2013	2012

Equity securities	42%	$81.8	$67.0
Fixed income securities	51%	46.7	43.9
Cash	1%	0.2	0.4
Property and other	6%	26.3	26.0

Total assets	100%	$155.0	$137.3

Pension Plan Assets Categorized using Fair Value Hierarchy

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2013 and 2012:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
U.S. Treasury and other government	$—	$10,288	$—	$10,288
State and municipal bonds		455		455
Foreign bonds		2,342		2,342
Mortgage-backed securities		7,332		7,332
Corporate bonds		14,550		14,550
Stocks—large cap	26,443			26,443
Stocks—mid cap	15,423			15,423
Stocks—small cap	11,451			11,451
Stocks—international	2,643			2,643
Mutual funds—equity		90,260		90,260
Mutual funds—fixed		39,080		39,080
Cash and cash equivalents	3,848			3,848
Limited partnerships			1,159	1,159
Common/collective trusts			16,686	16,686

Total	$59,808	$164,307	$17,845	$241,960

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Pooled equities	$—	$80,550	$—	$80,550
Pooled fixed income		46,428		46,428
Foreign bonds		261		261
Insurance contracts			26,313	26,313
Mutual funds		1,289		1,289
Cash and cash equivalents	215			215

Total	$215	$128,528	$26,313	$155,056

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
U.S. Treasury and other government	$—	$7,969	$—	$7,969
State and municipal bonds		490		490
Foreign bonds		2,279		2,279
Mortgage-backed securities		9,169		9,169
Corporate bonds		14,647		14,647
Stocks—large cap	36,196			36,196
Stocks—mid cap	19,659			19,659
Stocks—small cap	10,413			10,413
Stocks—international	6,961			6,961
Mutual funds—equity		38,475		38,475
Mutual funds—fixed		29,806		29,806
Cash and cash equivalents	4,549			4,549
Limited partnerships			1,833	1,833
Common/collective trusts			15,762	15,762

Total	$77,778	$102,835	$17,595	$198,208

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2012
Pooled equities	$—	$66,212	$—	$66,212
Pooled fixed income		43,446		43,446
Foreign bonds		433		433
Insurance contracts			25,974	25,974
Mutual funds		843		843
Cash and cash equivalents	410			410

Total	$410	$110,934	$25,974	$137,318

Activity that Occurred for Level Three Assets

The following table includes the activity that occurred during the years ended May 31, 2013 and 2012 for our Level 3 assets:

	Balance at Beginning of Period	Actual Return on Plan Assets For:		Settlements (1)	Transfers In/Out of Level 3	Balance at End of Period
(In thousands)		Assets Still Held at Reporting Date	Assets Sold During Year
Year ended May 31, 2013	$43,569	1,283	924	1,113	(2,731)	$44,158
Year ended May 31, 2012	48,716	231	(619)	(3,998)	(761)	43,569

(1)	Includes the impact of exchange rate changes during the year.